Cover	Apr. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2021
Entity File Number	001-38694
Entity Registrant Name	LIVENT CORP.
Entity Central Index Key	0001742924
Entity Tax Identification Number	82-4699376
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2929 Walnut Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	299-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LTHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false